Share-based payments - Summary of Changes on Fair Value Per Warrant Granted (Details)	12 Months Ended
Dec. 31, 2020 kr / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share price decrease 10%	kr (51.40)
Share price increase 10%	66.90
Volatility decrease 2%	(7.70)
Volatility increase 2%	7.70
Expected life decrease 6 months	(43.60)
Expected life increase 6 months	kr 31.00